Note 16. Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]

16. Contingencies

In October 2010, two identical purported class action lawsuits were filed in connection with the Acquisition against the Company, its directors, and Irving Place Capital. On November 25, 2010, the Company, its directors and Irving Place Capital entered into a memorandum of understanding with the plaintiffs regarding the settlement of these actions. On June 30, 2011, the Circuit Court of St. Louis County, Missouri (the “Circuit Court”) issued an order approving the settlement and resolving and releasing all claims in all actions that were or could have been brought. The Circuit Court further awarded attorneys’ fees and expenses to plaintiffs’ counsel in the amount of $399 which the Company paid in July 2011 and 85% of which was reimbursed to the Company by its insurance carrier in October 2011.

During 2010, the Company substantially completed a review of its compliance with foreign and U.S. duties requirements that it initiated in light of the assessments by a foreign jurisdiction in 2009.  Based on this review, the Company has concluded that additional liabilities for duties are not material.  In conjunction with this review, the Company recorded duties liabilities related to prior periods and associated legal costs of approximately $1,300 during the period from January 1, 2010 through December 2, 2010.  The Company also accrued $110 of related interest expense payable on prior settlement obligations during this period.

The Company is party to certain environmental matters, although no claims are currently pending. Any related obligations are not expected to have a material effect on the Company’s business or financial condition or results of operations.  All other legal proceedings and actions involving the Company are of an ordinary and routine nature and are incidental to the operations of the Company. Management believes that such proceedings should not, individually or in the aggregate, have a material adverse effect on the Company’s business or financial condition or on the results of operations.